Short-term Bank Borrowings (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Short-term bank borrowings	¥ 3,458,717	¥ 1,432,929
Weighted average interest rate	2.71%	2.94%
financial covenants, asset-liability ratio	65.00%
Current Ratio	0.8
The PRC domestic commercial banks
Short-term Debt [Line Items]
Short-term bank borrowings	¥ 2,821,457	¥ 1,432,929
Oversea commercial banks
Short-term Debt [Line Items]
Short-term bank borrowings	¥ 637,260